Noncontrolling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2014 Subsequent Event	Jun. 30, 2013 Verizon Wireless	Dec. 31, 2012 Verizon Wireless	Mar. 31, 2012 Verizon Wireless	Jun. 30, 2013 Verizon Wireless Paid by Verizon Wireless to Vodafone Group Plc	Dec. 31, 2012 Verizon Wireless Paid by Verizon Wireless to Vodafone Group Plc	Mar. 31, 2012 Verizon Wireless Paid by Verizon Wireless to Vodafone Group Plc
Noncontrolling Interest [Line Items]
Controlling interest percentage	55.00%		100.00%
Noncontrolling interest percentage	45.00%
Dividends payable, date declared				2013-05	2012-11	2011-07
Distribution to partners	$ 3,150	$ 8,325		$ 7,000	$ 8,500	$ 10,000	$ 3,150	$ 3,800	$ 4,500